Fair value disclosures (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Liabilities Measured on Recurring Basis Unobservable Input Reconciliation
Impaired loans	$ 527	$ 641	$ 513
Level 2
Fair Value, Liabilities Measured on Recurring Basis Unobservable Input Reconciliation
Impaired loans	141	171	208
Level 3 | Securitized Retained Interests
Fair Value, Assets Measured on Recurring Basis Unobservable Input Reconciliation
Balance		102	52
Adjustment to adopt accounting for variable-interest entities		(102)
Gains or losses included in earnings (realized and unrealized)			(31)
Changes in Accumulated other comprehensive income (loss)			6
Purchases, issuances and settlements			75
Balance			102
Level 3 | Guarantees
Fair Value, Liabilities Measured on Recurring Basis Unobservable Input Reconciliation
Balance	10	17	14
Valuation adjustment		(6)
Issuance of guarantees	4	7
Expiration of guarantees	(7)	(8)
Purchases, issuances and settlements			3
Balance	7	10	17
Level 3 | Financial Products | Securitized Retained Interests
Fair Value, Liabilities Measured on Recurring Basis Unobservable Input Reconciliation
Unrealized losses on securitized retained interests recognized in earnings, assets still held at period end			$ 28